REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 141,647	$ 140,338
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	78,911	90,333
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	3,886	2,947
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	51,011	40,076
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 7,839	$ 6,982